Submission	Aug. 01, 2025
Submission [Line Items]
Central Index Key	0001985062
Registrant Name	PSYENCE BIOMEDICAL LTD
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES